Quarterly Financial Information (Unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended							12 Months Ended						15 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Net sales	$ 529.7	$ 501.2	$ 438.7	$ 288.9	$ 339.1	$ 330.2	$ 298.4	$ 1,758.5		$ 1,318.4		$ 1,284.6		$ 350.7
Gross Profit	178.1	151.2	124.3	79.8	103.2	101.4	85.2	533.4		399.2		382.6		109.4
Operating income	67.3	56.4	11.6	4.0	35.4	30.6	13.3	139.3	[1]	115.2	[1]	109.7	[1]	35.9
Income (loss) from continuing operations	(15.1)	55.2	94.2	(17.3)	11.9	6.3	(9.0)	117.0		18.6		7.8		9.4
Income (loss) from discontinued operations, net of income taxes	(1.5)	0	0	(0.1)	(0.2)	37.4	0.9	(1.6)		38.1		4.6		0
Net income	$ (16.6)	$ 55.2	$ 94.2	$ (17.4)	$ 11.7	$ 43.7	$ (8.1)	$ 115.4		$ 56.7		$ 12.4		$ 9.4
Basic income (loss) per share:
Income (loss) from continuing operations	$ (0.13)	$ 0.49	$ 1.00	$ (0.31)	$ 0.22	$ 0.11	$ (0.16)	$ 1.24		$ 0.34		$ 0.14		$ 0.17
Income (loss) from discontinued operations	$ (0.01)	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.68	$ 0.02	$ (0.02)		$ 0.69		$ 0.08		$ 0.00
Basic income per share	$ (0.15)	$ 0.49	$ 1.00	$ (0.31)	$ 0.21	$ 0.79	$ (0.15)	$ 1.23		$ 1.03		$ 0.23		$ 0.17
Diluted income (loss) per share:
Diluted Income (loss) from continuing operations	$ (0.13)	$ 0.48	$ 0.98	$ (0.31)	$ 0.21	$ 0.11	$ (0.16)	$ 1.22		$ 0.32		$ 0.14		$ 0.16
Income (loss) from discontinued operations	$ (0.01)	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.64	$ 0.02	$ (0.02)		$ 0.66		$ 0.08		$ 0.00
Diluted income per share	$ (0.15)	$ 0.48	$ 0.98	$ (0.31)	$ 0.20	$ 0.75	$ (0.15)	$ 1.20		$ 0.98		$ 0.22		$ 0.16

[1]	Operating income as presented in the segment table above is defined as i) net sales; ii) less cost of products sold; iii) less advertising, selling, general and administrative expenses; iv) less amortization of intangibles; and v) less restructuring.